Consolidated Statements of Income (Loss) and Members' Equity (Marketing Analysts, LLC and Affiliate) - USD ($)	Total	Marketing Analysts, LLC and Affiliate [Member]
Revenues:	$ 17,150,618	$ 5,306,472
Operating expenses:
Production costs	9,922,050	1,905,703
Selling, general, and administrative	6,449,761	2,880,444
Depreciation and amortization	523,127	2,524
Operating expenses, Total	(16,894,938)	4,788,670
Operating income (loss)	255,680	517,801
Other income (expense):
Other income	5,619	13,096
Interest expense	(74,512)	(24,115)
Net income (loss)	989,723	506,782
Members' equity (deficit), balance at Dec. 31, 2015	402,762	(211,946)
Other income (expense):
Net income (loss)	989,723	506,782
Contributions Dividends		(58,158)
Members' equity (deficit), balance at Dec. 31, 2016	1,192,485	236,678
Revenues:	3,446,910	1,995,303
Operating expenses:
Production costs	2,260,125	838,612
Selling, general, and administrative	1,160,194	721,586
Depreciation and amortization	137,135	829
Operating expenses, Total	(3,557,454)	1,561,027
Operating income (loss)	(110,544)	434,276
Other income (expense):
Other income	436	9,592
Interest expense	(44,236)	(5,796)
Net income (loss)	(154,344)	438,072
Net income (loss)	(154,344)	438,072
Contributions Dividends		(21,581)
Members' equity (deficit), balance at Mar. 31, 2017	1,038,141	653,169
Revenues:	16,317,257	6,139,728
Operating expenses:
Production costs	10,422,413	2,472,634
Selling, general, and administrative	4,788,147	3,017,362
Depreciation and amortization	746,059	3,618
Operating expenses, Total	(15,956,619)	5,493,614
Operating income (loss)	360,638	646,113
Other income (expense):
Other income	467	12,327
Interest expense	(394,344)	(22,816)
Net income (loss)	(33,239)	635,624
Members' equity (deficit), balance at Dec. 31, 2016	1,192,485	236,678
Other income (expense):
Net income (loss)	(33,239)	635,624
Contributions Dividends		(535,888)
Members' equity (deficit), balance at Dec. 31, 2017	1,159,246	336,414
Revenues:	2,687,833	842,300
Operating expenses:
Production costs	1,659,476	407,694
Selling, general, and administrative	934,043	704,483
Depreciation and amortization	178,197	1,067
Operating expenses, Total	(2,771,716)	1,113,244
Operating income (loss)	(83,883)	(270,944)
Other income (expense):
Other income
Interest expense	(231,423)	(5,344)
Net income (loss)	(315,306)	(276,287)
Net income (loss)	(315,306)	(276,287)
Contributions Dividends		(150,740)
Members' equity (deficit), balance at Mar. 31, 2018	$ 843,940	$ (90,613)